POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2018 TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, AND TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS PREVIOUSLY SUPPLEMENTED OR REVISED, IF APPLICABLE OF:

PowerShares Active U.S. Real Estate Fund

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

PowerShares Multi-Strategy Alternative Portfolio

PowerShares S&P 500® Downside Hedged Portfolio

PowerShares Total Return Bond Portfolio

PowerShares Ultra Short Duration Portfolio

PowerShares Variable Rate Investment Grade Portfolio

(each, a “Fund” and collectively, the “Funds”)

On April 19, 2018, the Board of Trustees of PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) approved changing the Funds’ names.    Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Active U.S. Real Estate Fund	Invesco Active U.S. Real Estate ETF

PowerShares Balanced Multi-Asset Allocation Portfolio	Invesco Balanced Multi-Asset Allocation ETF

PowerShares Conservative Multi-Asset Allocation Portfolio	Invesco Conservative Multi-Asset Allocation ETF

PowerShares Growth Multi-Asset Allocation Portfolio	Invesco Growth Multi-Asset Allocation ETF

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio	Invesco Moderately Conservative Multi-Asset Allocation ETF

PowerShares Multi-Strategy Alternative Portfolio	Invesco Multi-Strategy Alternative ETF

PowerShares S&P 500® Downside Hedged Portfolio	Invesco S&P 500® Downside Hedged ETF

PowerShares Total Return Bond Portfolio	Invesco Total Return Bond ETF

PowerShares Ultra Short Duration Portfolio	Invesco Ultra Short Duration ETF

PowerShares Variable Rate Investment Grade Portfolio	Invesco Variable Rate Investment Grade ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust

In addition, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust

PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets, as applicable.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.

Please Retain This Supplement for Future Reference.

P-BRAND-SUP-3 042018

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